Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net loss	$ 6,912	$ 17,866	$ 32,467
Other comprehensive loss:
Net unrealized loss (gain) on available for sale securities	(291)	574	443
Comprehensive loss	$ 6,621	$ 18,440	$ 32,910